Annual Operating Expenses - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund - Class K	Mar. 30, 2024
Operating Expenses:
Management fee	0.45%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.46%

[1]	A Adjusted to reflect current fees.
[2]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.